Shareholders’ Equity	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Shareholders’ Equity

7. Shareholders’ equity

Ordinary shares

As of June 30, 2024 and December 31, 2023, the Company had the following number of ordinary shares with a par value £0.001 (equivalent to $0.001) issued and outstanding:

	June 30,	December 31,
	2024	2023
Ordinary shares	41,087,901	39,466,581
Class A non-voting ordinary shares	—	1,616,367
Deferred Shares	1	1
Total ordinary and deferred shares	41,087,902	41,082,949

On the completion of the initial public offering, or "IPO", on April 6, 2021, all the Employee Shares, Convertible Preferred Shares (see below) and B ordinary shares were converted into ordinary shares or Class A non-voting ordinary shares. Class A non-voting ordinary shares have the same rights and privileges as ordinary shares, except for the voting rights. As of June 30, 2024, all Class A non-voting shares had been converted into ordinary shares.

As of June 30, 2024, the Company has not declared any dividends.

Deferred shares

On April 6, 2021, all the deferred shares were cancelled. In addition, a single deferred share with a nominal value of £92,451.85 in the capital of the Company was created as part of the Company’s reorganization. As of June 30, 2024, the Company had one deferred share which could be repurchased at any time by the Company for nil consideration.